Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000105864 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000105864 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000105864 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000105864 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105864 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105864 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105864 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105864 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105864 | ICON PLC
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000105864 | Biogen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000105864 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000105864 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105864 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000105864 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000234997 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000234997 | Government
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000226517 | MicroStrategy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000226517 | Coinbase Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000226517 | Block, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000226517 | MARA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000226517 | Metaplanet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000226517 | Riot Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000226517 | Core Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000226517 | Defi Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226517 | Hut 8 Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226517 | Cleanspark, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000226517 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226517 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000226517 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000226517 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000202548 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000202548 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202548 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202548 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000202548 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000202548 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202548 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202548 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000202548 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000202548 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202548 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000202548 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000202548 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000202548 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202548 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202548 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000202548 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000202548 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000202548 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000202548 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000202548 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000161562 | The Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000161562 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000161562 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000161562 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000161562 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000161562 | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161562 | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161562 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161562 | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161562 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161562 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161562 | Energy
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000037683 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000037683 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000037683 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000037683 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000037683 | Aris Water Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037683 | Darling Ingredients, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000037683 | Casella Waste Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000037683 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037683 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037683 | ABM Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037683 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000037683 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000037683 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000037683 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000037683 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000037683 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000252161 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000252161 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000252161 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000252161 | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000252161 | Synopsys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000252161 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000252161 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000252161 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000252161 | ARM Holdings Plc
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000252161 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000252161 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000252161 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000252161 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	89.70%
C000057274 | Aristocrat Leisure Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000057274 | Flutter Entertainment PLC
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000057274 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000057274 | DraftKings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000057274 | Las Vegas Sands Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000057274 | Evolution AB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000057274 | Galaxy Entertainment Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000057274 | Churchill Downs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000057274 | Gaming and Leisure Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000057274 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057274 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000057274 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000057274 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000237442 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237442 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000237442 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237442 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000237442 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237442 | Cheniere Energy Partners LP
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000237442 | Rivian Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237442 | Enphase Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237442 | Donaldson Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237442 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237442 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237442 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000237442 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000237442 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000237442 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000237442 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000237442 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000195523 | VanEck Merk Gold ETF
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000195523 | VanEck Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000195523 | VanEck Energy Income ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000195523 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000195523 | Materials Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000195523 | Global X US Infrastructure Development ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000195523 | iShares Residential and Multisector Real Estate ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000195523 | VanEck Uranium and Nuclear ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195523 | VanEck Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195523 | Invesco Water Resources ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195523 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000195523 | Income Assets
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000195523 | Financial Assets
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000195523 | Resource Assets
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000170115 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000170115 | Exchanged Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000230655 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230655 | Yum! Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230655 | Veeva Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230655 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230655 | Allegion Plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230655 | Equifax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230655 | Masco Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230655 | TransUnion
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230655 | Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230655 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230655 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230655 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000230655 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000230655 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000230655 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230655 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230655 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000230655 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000230655 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000230655 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000204594 | Rheinmetall AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000204594 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000204594 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204594 | Toronto-Dominion Bank
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204594 | GSK Plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204594 | JD.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204594 | Yum China Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204594 | British American Tobacco Plc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204594 | Brambles Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204594 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204594 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000204594 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000204594 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000204594 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000204594 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000204594 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000204594 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000204594 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000204594 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000155517 | Rheinmetall AG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000155517 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000155517 | GSK Plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155517 | JD.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000155517 | Yum China Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155517 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000155517 | Allegro.eu SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000155517 | Anheuser-Busch InBev SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155517 | Reckitt Benckiser Group Plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155517 | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155517 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000155517 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000155517 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000155517 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000155517 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000155517 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000155517 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000155517 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000155517 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000237985 | Allegion Plc
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237985 | Hess Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237985 | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237985 | Edwards Lifesciences Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | Portland General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | CNH Industrial NV
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | Western Union Co.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | The Campbell's Co.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237985 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000237985 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000237985 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000237985 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237985 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000237985 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237985 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000237985 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000237985 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237985 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237985 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112255 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | Veeva Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | Allegion Plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112255 | The Campbell's Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112255 | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112255 | Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112255 | MarketAxess Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | GE HealthCare Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112255 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112255 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112255 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000112255 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000112255 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112255 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000112255 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000112255 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000245436 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245436 | Yum! Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000245436 | Veeva Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000245436 | Allegion Plc
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000245436 | Equifax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245436 | TransUnion
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245436 | MarketAxess Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000245436 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000245436 | Teradyne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245436 | West Pharmaceutical Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245436 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000245436 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000245436 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000245436 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000245436 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000245436 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245436 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000245436 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000245436 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000245438 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245438 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000245438 | The Campbell's Co.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245438 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245438 | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245438 | Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000245438 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245438 | International Flavors & Fragrances, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245438 | NXP Semiconductors N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000245438 | NIKE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000245438 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000245438 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000245438 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000245438 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000245438 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245438 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000245438 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000245438 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000245438 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000105867 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000105867 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105867 | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105867 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000105867 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000105867 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105867 | Cencora, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105867 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105867 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105867 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105867 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000105867 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000105867 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000105867 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105867 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000105868 | JD.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105868 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105868 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000105868 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000105868 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000105868 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105868 | The TJX Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105868 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105868 | CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105868 | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105868 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000105868 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000105868 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000105868 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000240884 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240884 | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000240884 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240884 | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000240884 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240884 | Dassault Systemes SE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240884 | Emerson Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240884 | Autodesk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240884 | Hexagon AB
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240884 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240884 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000240884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000240884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105869 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105869 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000105869 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000105869 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105869 | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000105869 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105869 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000105869 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105869 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105869 | KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105869 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000105869 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105869 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	75.50%
C000105869 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000225680 | MicroStrategy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225680 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225680 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225680 | Celsius Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225680 | Robinhood Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225680 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225680 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225680 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225680 | SoFi Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225680 | GameStop Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225680 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000225680 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000225680 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000225680 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000225680 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000225680 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000225680 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000225680 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000225680 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000203937 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000203937 | GameStop Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000203937 | AppLovin Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000203937 | Nintendo Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000203937 | NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000203937 | Roblox Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000203937 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000203937 | Electronic Arts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000203937 | Capcom Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000203937 | Konami Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000203937 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000203937 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000203937 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000203937 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	71.60%

[1]	Amount is less than 0.05%
[2]	Amount is less than 0.05%
[3]	Amount is less than 0.05%
[4]	Amount is less than 0.05%
[5]	Amount is less than 0.05%